Loans (Details 5) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 11,037	$ 10,836
Loans Not Past Due	248,994	234,152
Total	260,031	244,988
Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4,640	4,530
30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6,397	6,306
One-to four-family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	9,689	10,089
Loans Not Past Due	188,247	176,036
Total	197,936	186,125
One-to four-family [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4,496	4,377
One-to four-family [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5,193	5,712
Multi-family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Loans Not Past Due	15,678	15,559
Total	15,678	15,559
Multi-family [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Multi-family [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		548
Loans Not Past Due	2,398	2,261
Total	2,398	2,809
Construction [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Construction [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		548
Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Loans Not Past Due	1,304	1,186
Total	1,304	1,186
Land [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Land [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Farm [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	539
Loans Not Past Due	1,523	1,735
Total	2,062	1,735
Farm [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Farm [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	539
Nonresidential real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	768	153
Loans Not Past Due	28,443	26,985
Total	29,211	27,138
Nonresidential real estate [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	133	153
Nonresidential real estate [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	635
Commercial and industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Loans Not Past Due	2,540	1,847
Total	2,540	1,847
Commercial and industrial [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Commercial and industrial [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Loans on deposits [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Loans Not Past Due	1,607	1,813
Total	1,607	1,813
Loans on deposits [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Loans on deposits [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Home equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	28	37
Loans Not Past Due	6,825	6,118
Total	6,853	6,155
Home equity [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	11
Home equity [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	17	37
Unsecured [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	13	9
Loans Not Past Due	387	543
Total	400	552
Unsecured [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Unsecured [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	13	9
Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Loans Not Past Due	42	69
Total	42	69
Automobile [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Automobile [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due